Property and Equipment (Table)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2017	1,371	2,442	495	4,308
Additions:
Capital expenditures	24	122	38	184
Acquisitions	-	1	-	1
Removed from service	(1)	(150)	(7)	(158)
Disposals of businesses	(612)	(1,594)	(217)	(2,423)
Translation and other, net	(25)	(47)	(14)	(86)
December 31, 2018	757	774	295	1,826
Impact of IFRS 16 adoption	126	-	2	128
Additions:
Capital expenditures	46	46	16	108
Leases	143	41	-	184
Acquisitions	1	3	3	7
Removed from service	(3)	(130)	(5)	(138)
Disposals of businesses	(168)	(13)	(1)	(182)
Translation and other, net	(4)	31	2	29
December 31, 2019	898	752	312	1,962
Accumulated depreciation:
December 31, 2017	(864)	(2,167)	(356)	(3,387)
Current year depreciation – continuing operations	(37)	(54)	(19)	(110)
Current year depreciation – discontinued operations (1)	(4)	(11)	(2)	(17)
Removed from service	1	150	7	158
Disposals of businesses	448	1,357	137	1,942
Translation and other, net	15	38	8	61
December 31, 2018	(441)	(687)	(225)	(1,353)
Current year depreciation – continuing operations	(84)	(54)	(16)	(154)
Removed from service	3	130	5	138
Disposals of businesses	38	10	1	49
Translation and other, net	3	(33)	3	(27)
December 31, 2019	(481)	(634)	(232)	(1,347)
Carrying amount:
December 31, 2018	316	87	70	473
December 31, 2019	417	118	80	615
(1) Represents depreciation expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.